Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of finance income

	2023 £’000	2022 £’000	2021 £’000
Finance income
Interest received on bank deposits	73	29	–
Other interest receivable	10	–	–
Gain on equity settled derivative financial liability	487	468	936
Total finance income	570	497	936

	2023 £’000	2022 £’000	2021 £’000
Finance expense
Interest expense on lease liabilities	28	43	36
Other loans	13	10	8
Total finance expense	41	53	44